UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03872

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

February 28, 2025

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$48	0.47%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,963	9,986	9,970
2015	9,998	9,932	10,035
2015	10,050	9,974	10,090
2016	10,156	10,150	10,200
2016	10,153	10,285	10,194
2016	10,240	10,524	10,270
2016	9,985	10,191	10,061
2017	10,129	10,294	10,227
2017	10,255	10,448	10,327
2017	10,307	10,576	10,393
2017	10,177	10,518	10,259
2018	10,176	10,346	10,287
2018	10,193	10,409	10,319
2018	10,250	10,465	10,384
2018	10,254	10,377	10,392
2019	10,424	10,674	10,569
2019	10,543	11,075	10,703
2019	10,681	11,530	10,855
2019	10,685	11,497	10,863
2020	10,820	11,921	11,018
2020	10,824	12,118	11,061
2020	10,960	12,276	11,168
2020	11,018	12,334	11,204
2021	11,017	12,086	11,199
2021	11,072	12,068	11,263
2021	11,105	12,266	11,304
2021	11,059	12,192	11,264
2022	10,858	11,766	11,048
2022	10,658	11,076	10,872
2022	10,637	10,853	10,844
2022	10,621	10,627	10,847
2023	10,650	10,622	10,862
2023	10,721	10,839	10,917
2023	10,776	10,724	10,976
2023	10,916	10,752	11,157
2024	11,059	10,976	11,266
2024	10,986	10,980	11,177
2024	11,261	11,506	11,487
2024	11,314	11,491	11,538
2025	11,416	11,613	11,630

202501-4140694, 202504-4215327

F56-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Investor Class)	3.22%	1.08%	1.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.52

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,397,615
  Number of Portfolio Holdings391
  Investment Advisory Fees Paid (000s)$4,233
  Portfolio Turnover Rate31.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	18.4%
General Obligations - State	18.3
Health Care	16.4
General Obligations - Local	7.3
Special Tax	5.1
Water & Sewer	4.8
Electric	3.7
Housing	3.6
Education	3.5
Other	18.9

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.55%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

Investor Class (PRFSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$89	0.88%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of February 28, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2015	9,954	9,986	9,970
2015	9,997	9,932	10,035
2015	10,023	9,974	10,090
2016	10,120	10,150	10,200
2016	10,108	10,285	10,194
2016	10,185	10,524	10,270
2016	9,922	10,191	10,061
2017	10,075	10,294	10,227
2017	10,173	10,448	10,327
2017	10,218	10,576	10,393
2017	10,080	10,518	10,259
2018	10,071	10,346	10,287
2018	10,081	10,409	10,319
2018	10,130	10,465	10,384
2018	10,124	10,377	10,392
2019	10,286	10,674	10,569
2019	10,396	11,075	10,703
2019	10,541	11,530	10,855
2019	10,517	11,497	10,863
2020	10,644	11,921	11,018
2020	10,640	12,118	11,061
2020	10,767	12,276	11,168
2020	10,796	12,334	11,204
2021	10,804	12,086	11,199
2021	10,849	12,068	11,263
2021	10,872	12,266	11,304
2021	10,819	12,192	11,264
2022	10,614	11,766	11,048
2022	10,412	11,076	10,872
2022	10,364	10,853	10,844
2022	10,361	10,627	10,847
2023	10,384	10,622	10,862
2023	10,427	10,839	10,917
2023	10,473	10,724	10,976
2023	10,620	10,752	11,157
2024	10,730	10,976	11,266
2024	10,668	10,980	11,177
2024	10,924	11,506	11,487
2024	10,964	11,491	11,538
2025	11,030	11,613	11,630

202501-4140694, 202504-4215327

F256-052 4/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Advisor Class)	2.80%	0.72%	0.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.52

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,397,615
  Number of Portfolio Holdings391
  Investment Advisory Fees Paid (000s)$4,233
  Portfolio Turnover Rate31.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	18.4%
General Obligations - State	18.3
Health Care	16.4
General Obligations - Local	7.3
Special Tax	5.1
Water & Sewer	4.8
Electric	3.7
Housing	3.6
Education	3.5
Other	18.9

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

Advisor Class (PATIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

February 28, 2025

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

This annual shareholder report contains important information about Tax-Free Short-Intermediate Fund (the "fund") for the period of March 1, 2024 to February 28, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$34	0.33%

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of February 28, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
11/30/16	499,116	498,674	499,009
2/28/17	507,333	503,720	507,255
5/31/17	512,796	511,246	512,212
8/31/17	515,550	517,530	515,485
11/30/17	509,162	514,702	508,840
2/28/18	509,260	506,265	510,237
5/31/18	511,169	509,331	511,797
8/31/18	513,253	512,100	515,008
11/30/18	513,500	507,795	515,439
2/28/19	522,224	522,312	524,228
5/31/19	529,284	541,930	530,869
8/31/19	536,307	564,193	538,392
11/30/19	535,682	562,592	538,779
2/29/20	543,572	583,332	546,481
5/31/20	542,959	592,956	548,588
8/31/20	550,886	600,715	553,897
11/30/20	552,981	603,570	555,721
2/28/21	553,049	591,403	555,446
5/31/21	556,929	590,555	558,639
8/31/21	558,739	600,209	560,669
11/30/21	556,590	596,608	558,667
2/28/22	546,651	575,765	547,950
5/31/22	536,829	541,999	539,225
8/31/22	534,997	531,089	537,869
11/30/22	535,391	520,006	537,981
2/28/23	537,000	519,790	538,744
5/31/23	539,800	530,385	541,454
8/31/23	542,778	524,752	544,377
11/30/23	551,031	526,141	553,375
2/29/24	557,446	537,084	558,755
5/31/24	553,943	537,310	554,351
8/31/24	568,034	563,042	569,758
11/30/24	571,958	562,314	572,251
2/28/25	576,233	568,279	576,827

202501-4140694, 202504-4215327

F356-052 4/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Tax-Free Short-Intermediate Fund (I Class)	3.37%	1.17%	1.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.56
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.75

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,397,615
  Number of Portfolio Holdings391
  Investment Advisory Fees Paid (000s)$4,233
  Portfolio Turnover Rate31.8%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Industry Allocation (as a % of Net Assets)

Transportation	18.4%
General Obligations - State	18.3
Health Care	16.4
General Obligations - Local	7.3
Special Tax	5.1
Water & Sewer	4.8
Electric	3.7
Housing	3.6
Education	3.5
Other	18.9

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20%. For more complete information, please review the fund’s prospectus.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Tax-Free Short-Intermediate Fund

I Class (TTSIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,818,000 and $1,180,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
February 28, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
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T. ROWE PRICE
PRFSX Tax-Free Short-
Intermediate Fund
–!
PATIX Tax-Free Short-
Intermediate Fund–
.
Advisor Class
TTSIX Tax-Free Short-
Intermediate Fund–
.
I Class

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 5.47 $ 5.38 $ 5.57 $ 5.72 $ 5.70
Investment activities
Net investment income
(1)(2)
0.14 0.11 0.08 0.07 0.08
Net realized and unrealized
gain/loss 0.03 0.09 (0.19) (0.15) 0.02
Total from investment
activities 0.17 0.20 (0.11) (0.08) 0.10
Distributions
Net investment income (0.14) (0.11) (0.08) (0.07) (0.08)
Net realized gain — — — —
(3)
—
Total distributions (0.14) (0.11) (0.08) (0.07) (0.08)
NET ASSET VALUE
End of period $ 5.50 $ 5.47 $ 5.38 $ 5.57 $ 5.72

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
Ratios/Supplemental Data
Total return
(2)(4)
3.22% 3.85% (1.92)% (1.45)% 1.82%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.47% 0.52% 0.52% 0.50% 0.51%
Net expenses after
waivers/payments by Price
Associates 0.47% 0.52% 0.52% 0.50% 0.51%
Net investment income 2.62% 2.12% 1.53% 1.20% 1.46%
Portfolio turnover rate 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end of period (in
thousands) $689,494 $745,724 $864,097 $1,091,168 $1,470,185
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 5.45 $ 5.37 $ 5.56 $ 5.71 $ 5.69
Investment activities
Net investment income
(1)(2)
0.12 0.10 0.07 0.05 0.07
Net realized and unrealized
gain/loss 0.03 0.08 (0.19) (0.15) 0.02
Total from investment
activities 0.15 0.18 (0.12) (0.10) 0.09
Distributions
Net investment income (0.12) (0.10) (0.07) (0.05) (0.07)
Net realized gain — — — —
(3)
—
Total distributions (0.12) (0.10) (0.07) (0.05) (0.07)
NET ASSET VALUE
End of period $ 5.48 $ 5.45 $ 5.37 $ 5.56 $ 5.71
Ratios/Supplemental Data
Total return
(2)(4)
2.80% 3.33% (2.17)% (1.76)% 1.51%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.89% 0.83% 0.77% 0.80% 0.81%
Net expenses after waivers/
payments by Price Associates 0.88% 0.83% 0.77% 0.80% 0.81%
Net investment income 2.20% 1.78% 1.21% 0.89% 1.20%
Portfolio turnover rate 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end of period (in
thousands) $1,047 $1,166 $2,565 $10,937 $2,879
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
2/28/25 2/29/24 2/28/23 2/28/22 2/28/21
NET ASSET VALUE
Beginning of period $ 5.47 $ 5.39 $ 5.58 $ 5.72 $ 5.71
Investment activities
Net investment income
(1)(2)
0.15 0.12 0.09 0.07 0.09
Net realized and unrealized
gain/loss 0.03 0.08 (0.19) (0.14) 0.01
Total from investment
activities 0.18 0.20 (0.10) (0.07) 0.10
Distributions
Net investment income (0.15) (0.12) (0.09) (0.07) (0.09)
Net realized gain — — — —
(3)
—
Total distributions (0.15) (0.12) (0.09) (0.07) (0.09)
NET ASSET VALUE
End of period $ 5.50 $ 5.47 $ 5.39 $ 5.58 $ 5.72
Ratios/Supplemental Data
Total return
(2)(4)
3.37% 3.81% (1.77)% (1.16)% 1.74%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.33% 0.38% 0.37% 0.38% 0.41%
Net expenses after waivers/
payments by Price Associates 0.33% 0.38% 0.37% 0.38% 0.41%
Net investment income 2.76% 2.27% 1.68% 1.31% 1.56%
Portfolio turnover rate 31.8% 28.8% 36.9% 23.9% 57.8%
Net assets, end of period (in
thousands) $707,074 $801,667 $930,459 $970,206 $677,176
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2025

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.0%
ALABAMA  3.4%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  8,225 8,347
Black Belt Energy Gas Dist., VRDN, 4.00%, 10/1/52 (Tender
12/1/26)  5,700 5,736
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  7,785 8,292
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  14,450 15,268
Southeast Energy Auth., Series B, VRDN, 4.00%, 12/1/51
(Tender 12/1/31)  10,000 10,006
47,649
ARIZONA  1.7%
Arizona IDA, Equitable School Revolving Fund, Series A,
5.00%, 11/1/29  4,460 4,787
Arizona IDA, Sustainable Bonds, Series 2019A, 5.00%, 11/1/28  1,180 1,257
Arizona IDA, Sustainable Bonds, Series A, 5.00%, 11/1/28  9,130 9,640
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 1,335 1,359
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 4,085 4,203
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  1,275 1,387
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,565
24,198
CALIFORNIA  5.1%
California, GO, 5.00%, 9/1/26  7,000 7,265
California, GO, 5.00%, 8/1/27  1,050 1,085
California, GO, 5.00%, 8/1/29  5,000 5,484
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,610 6,959
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 2.56%, 12/1/50 (Tender 6/1/26)  1,175 1,171
California Infrastructure & Economic Dev. Bank, Sustainable
Bonds, Series A, 3.25%, 8/1/29  9,370 9,379
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  4,015 4,392
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/29 (1) 4,000 4,253
Los Angeles Dept. of Airports, Series C, 5.00%, 5/15/29 (1) 1,960 2,044
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/28  12,500 13,520
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.783%, 7/1/27  2,085 2,085

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Airport Commission, San
Francisco International Airport, Series A, 5.00%, 5/1/29 (1) 3,500 3,720
San Francisco City & County Airport Commission, San
Francisco International Airport, Series C, 5.00%, 5/1/28 (1) 9,250 9,717
71,074
COLORADO  5.2%
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,184
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 9,940
Colorado HFA, Adventhealth Obligated, Series 2023A-1,
VRDN, 5.00%, 11/15/58 (Tender 11/15/28)  1,550 1,657
Colorado HFA, Adventist Health System, Series 2018B, VRDN,
5.00%, 11/15/48 (Tender 11/20/25)  4,600 4,666
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 554
Colorado HFA, Commonspirit Health, Series B, VRDN, 5.00%,
8/1/49 (Tender 8/1/25)  1,000 1,002
Colorado HFA, Commonspirit Health, Series B-2, VRDN,
5.00%, 8/1/49 (Tender 8/1/26)  8,870 9,012
Denver City & County Airport System Revenue, Series 2017A,
5.00%, 11/15/30 (1) 1,000 1,038
Denver City & County Airport System Revenue, Series 2018A,
5.00%, 11/15/29 (1) 8,000 8,558
Denver City & County Airport System Revenue, Series 2022A,
5.00%, 11/15/30 (1) 5,000 5,407
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/27 (1) 5,000 5,225
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/29 (1) 5,810 6,114
Denver City & County Airport System Revenue, Series A,
5.00%, 12/1/31 (1) 3,085 3,234
Denver City & County Airport System Revenue, Series B,
4.00%, 11/15/31  2,970 2,970
Denver City & County Airport System Revenue, Series B,
5.00%, 11/15/29 (1) 2,000 2,139
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (2) 2,500 2,159
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/27 (3) 200 210
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/28 (3) 200 213
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/29 (3) 200 216
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/30 (3) 300 329
Park Creek Metropolitan Dist., Series A, 5.00%, 12/1/31 (3) 275 304
Regional Transportation Dist. Sales Tax Revenue, Series B,
5.00%, 11/1/33  2,000 2,104
Regional Transportation Dist. Sales Tax Revenue, Fastracks
Project, Series A, 5.00%, 11/1/27  2,500 2,652
72,887

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
CONNECTICUT  2.6%
Connecticut, Series A, GO, 5.00%, 4/15/29  3,000 3,135
Connecticut, Series D, GO, 5.00%, 9/15/27  1,000 1,058
Connecticut, Series D, GO, 5.00%, 9/15/28  1,000 1,078
Connecticut, Series E, GO, 5.00%, 9/15/26  1,255 1,300
Connecticut Housing Fin. Auth., Series B-1, 2.95%, 11/15/31  5,510 5,263
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 5.00%, 5/1/26  5,000 5,137
Connecticut State HEFA, Series A, VRDN, 2.80%, 7/1/48
(Tender 2/10/26)  2,500 2,492
Connecticut State HEFA, Series A-3, VRDN, 2.95%, 7/1/49
(Tender 7/1/27)  3,220 3,221
Connecticut State HEFA, Series B, VRDN, 5.00%, 7/1/49
(Tender 7/1/29)  7,115 7,663
Connecticut State HEFA, Series C-2, VRDN, 2.80%, 7/1/57
(Tender 2/3/26)  2,435 2,428
Univ. of Connecticut, Series A, 5.00%, 8/15/29  1,200 1,313
Univ. of Connecticut, Refunding, Series A, 5.00%, 8/15/29  1,740 1,903
35,991
DISTRICT OF COLUMBIA  3.5%
Dist. of Columbia, Series D, GO, 5.00%, 6/1/26  3,500 3,603
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/28  1,560 1,618
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/30  1,960 2,028
Dist. of Columbia, Georgetown Univ., 5.00%, 4/1/31  2,000 2,066
Dist. of Columbia, Housing Fin. Agency, Belmont Crossing
Phase II, Series B, VRDN, 5.00%, 3/1/29 (Tender 2/1/28)  2,325 2,437
Dist. of Columbia, Housing Fin. Agency, Rhode Island
Apartment Project, Series A, 5.00%, 3/1/28  1,650 1,734
Dist. of Columbia, Income Tax Revenue, Series A, 5.00%,
3/1/26  5,000 5,118
Dist. of Columbia, Water & Sewer Auth., Series A, 5.00%,
10/1/29  1,050 1,155
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2018A, 5.00%, 10/1/29 (1) 4,065 4,271
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/26 (1) 4,705 4,841
Metropolitan Washington Airports Auth., Aviation Revenue,
Series 2021A, 5.00%, 10/1/28 (1) 3,000 3,171
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/27 (1) 8,750 9,135
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/29 (1) 5,000 5,341

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/31  2,190 2,290
48,808
FLORIDA  5.3%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,241
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  6,300 6,424
Broward County Airport System, Series A, 5.00%, 10/1/28 (1) 2,330 2,459
Broward County Airport System, Series B, 5.00%, 10/1/28 (1) 1,980 2,089
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,322
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  500 504
Duval County Public Schools, Series A, COP, 5.00%, 7/1/27 (3) 2,750 2,885
Florida Lottery Revenue, Series 2016A, 5.00%, 7/1/27  3,696 3,808
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/27  10,000 10,526
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%,
6/1/30  6,180 6,484
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%,
6/1/31 (Prerefunded 6/1/25) (4) 9,065 9,114
Greater Orlando Aviation Auth., 5.00%, 10/1/30 (1) 3,900 4,212
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/29  750 822
Marion County School Board, COP, 5.00%, 6/1/27 (3) 1,000 1,046
Marion County School Board, COP, 5.00%, 6/1/28 (3) 2,750 2,928
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series B, 5.00%,
7/1/25 (5) 4,870 4,886
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  205 212
Orange County HFA, Unrefunded Balance, Series C, VRDN,
5.00%, 11/15/52 (Tender 11/15/26)  3,195 3,300
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 625
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 616
Village Community Dev. Dist. No. 14, 4.00%, 5/1/27  1,865 1,877
74,386
GEORGIA  5.4%
Atlanta Beltline Project, Series D, 5.00%, 1/1/30  1,055 1,091
Atlanta Urban Residential Fin. Auth., VRDN, 3.40%, 2/1/29
(Tender 2/1/28)  1,275 1,280
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,955 5,974
Atlanta Water & Wastewater, 5.00%, 11/1/32  2,020 2,026

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Burke County Dev. Auth., Fifth Series Georgia Power Plant,
VRDN, PCR, 3.70%, 10/1/32 (Tender 6/13/28)  1,900 1,934
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.30%, 12/1/49 (Tender 8/21/29)  1,000 1,002
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.375%, 11/1/53 (Tender 3/12/27)  1,850 1,860
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.80%, 10/1/32 (Tender 5/21/26)  800 807
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 3.875%, 10/1/32 (Tender 3/6/26)  2,175 2,192
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/35  2,390 2,470
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/28  1,125 1,196
Cobb County Kennestone Hosp. Auth., WellStar Health,
Series A, RAC, 5.00%, 4/1/29  1,110 1,200
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia
Health, RAC, 5.00%, 8/1/25  4,760 4,776
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 501
Main Street Natural Gas, Series A, 5.00%, 5/15/27  2,500 2,573
Main Street Natural Gas, Series A, 5.00%, 5/15/28  3,890 4,054
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  14,275 14,485
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,000 1,050
Main Street Natural Gas, Series E-1, VRDN, 5.00%, 12/1/53
(Tender 6/1/31)  1,690 1,805
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  15,750 15,870
Municipal Electric Auth. of Georgia, Project 1, Series 2016A,
5.00%, 1/1/28  2,000 2,048
Municipal Electric Auth. of Georgia, Project 1, Series 2021A,
5.00%, 1/1/32  2,175 2,432
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/28  1,885 1,992
Municipal Electric Auth. of Georgia, Project 1, Series 2024A,
5.00%, 1/1/29  600 645
75,263
HAWAII  0.4%
Hawaii, Series FG, GO, 5.00%, 10/1/30  2,560 2,640
Hawaii, Series FT, GO, 5.00%, 1/1/31  3,105 3,290
5,930
ILLINOIS  6.2%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/29 (1) 5,000 5,265
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 9,000 9,580

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 3,000 3,223
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/27 (1) 7,500 7,739
Chicago O'Hare Int'l. Airport, Series C, 5.00%, 1/1/29  1,565 1,591
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/30 (1) 2,000 2,050
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/31  4,910 5,447
Illinois, GO, 5.00%, 1/1/28  2,010 2,041
Illinois, GO, 5.00%, 2/1/29  4,520 4,680
Illinois, GO, 5.00%, 2/1/30  2,750 2,984
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,187
Illinois, Series A, GO, 5.00%, 3/1/28  2,145 2,266
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,340
Illinois, Series B, GO, 5.00%, 9/1/25  5,620 5,679
Illinois, Series B, GO, 5.00%, 3/1/27  2,000 2,079
Illinois, Series B, GO, 5.00%, 5/1/28  2,200 2,330
Illinois, Series B, GO, 5.00%, 5/1/29  2,000 2,148
Illinois, Series C, GO, 5.00%, 11/1/29  4,505 4,721
Illinois, Series D, GO, 5.00%, 11/1/28  3,535 3,709
Illinois Fin. Auth., Uchicago Medicine, Series B-1, VRDN,
5.00%, 8/15/52 (Tender 8/15/25)  3,000 3,010
Illinois Fin. Auth., Uchicago Medicine, Series B-2, VRDN,
5.00%, 8/15/52 (Tender 8/15/27)  4,695 4,887
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, 5.00%, 6/15/29  800 837
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/26 (6) 1,320 1,357
87,150
KENTUCKY  1.2%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 556
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,402
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  4,065 4,117
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,414
17,489
LOUISIANA  0.4%
Louisiana Offshore Terminal Auth., Loop Project, Series 2007A,
4.15%, 9/1/27  1,000 1,010
Louisiana Offshore Terminal Auth., Loop Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  1,600 1,615
Parish of St. John the Baptist, Marathon Oil, Series C, VRDN,
3.30%, 6/1/37 (Tender 7/3/28)  3,000 3,007
5,632

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
MARYLAND  7.0%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,048
Baltimore County, Consolidated Public Improvement, Series A,
GO, 5.00%, 7/1/28  2,480 2,669
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  2,555 2,585
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,062
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/27  5,110 5,404
Maryland, GO, 5.00%, 8/1/31  9,725 10,417
Maryland, Series 2017A, GO, 5.00%, 3/15/26  4,155 4,258
Maryland, Series 2020A, GO, 5.00%, 3/15/26  5,000 5,123
Maryland, Series A, GO, 5.00%, 3/15/27  2,300 2,412
Maryland DOT, 4.00%, 11/1/29  1,235 1,235
Maryland DOT, Series A, 5.00%, 8/1/30 (1)(7) 725 782
Maryland DOT, Series A, 5.00%, 8/1/31 (1)(7) 715 777
Maryland Economic Dev., Constellation Energy Group,
Series B, VRDN, 4.10%, 10/1/36 (Tender 4/3/28)  6,990 7,144
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,280 1,298
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/27  2,500 2,591
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 669
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,278
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  12,315 12,736
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (4) 5,000 5,140
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (4) 2,585 2,657
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (4) 4,000 4,112
Montgomery County, Series A, GO, 5.00%, 8/1/27  2,000 2,113
Montgomery County, Series A, GO, 5.00%, 8/1/29  1,415 1,554
Montgomery County, Series B, GO, 5.00%, 12/1/30  5,000 5,617
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,320 1,364
Prince George's County, Series B, GO, 5.00%, 9/1/27  1,755 1,858
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,076
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 665
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/27  1,860 1,958

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/29  1,720 1,883
97,485
MASSACHUSETTS  0.9%
Massachusetts Housing Fin. Agency, Series A-3, 3.75%, 6/1/29  5,635 5,727
Massachusetts Housing Finance Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,320
12,047
MICHIGAN  1.5%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (8) 1,855 1,862
Great Lakes Water Auth., Sewage Disposal System, Series B,
5.00%, 7/1/29  5,000 5,456
Great Lakes Water Auth., Water Supply System, Series D,
5.00%, 7/1/31  1,000 1,024
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 5,961
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  4,060 4,198
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 861
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,342
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 431
21,135
MINNESOTA  0.8%
Minneapolis-St. Paul Metropolitan Airports Commission,
Series B, 5.00%, 1/1/30 (1) 3,500 3,741
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 7,935
11,676
MISSOURI  1.0%
Missouri HEFA, SSM Health Care, Series C, VRDN, 5.00%,
5/1/52 (Tender 5/1/28)  13,150 13,898
13,898
NEBRASKA  0.1%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,945 2,050
2,050
NEVADA  0.7%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 3,000 3,120
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (3) 650 650
Clark County School Dist., Series B, GO, 5.00%, 6/15/28 (3) 5,000 5,353
9,123

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
NEW JERSEY  3.8%
New Jersey Economic Dev. Auth., Series RRR, 5.00%, 3/1/28  1,150 1,224
New Jersey Economic Dev. Auth., Series SSS, 5.00%, 6/15/26  2,000 2,054
New Jersey Economic Dev. Auth., Transit Transportation
Project, Series A, 5.00%, 11/1/29  5,065 5,546
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/26  825 848
New Jersey Transportation Trust Fund Auth., Series BB, 5.00%,
6/15/32  3,000 3,210
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/28  2,115 2,170
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,565 1,685
New Jersey Transportation Trust Fund Auth., Transportation
System, Series 2018A, 5.00%, 12/15/26  1,410 1,465
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  210 211
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/29  5,150 5,567
New Jersey Turnpike Auth., Series B, 5.00%, 1/1/32  1,070 1,131
New Jersey Turnpike Auth., Series D, 5.00%, 1/1/28  3,775 3,843
New Jersey Turnpike Auth., Series E, 5.00%, 1/1/32  2,600 2,747
New Jersey, COVID-19 Emergency Bonds, Series A, GO,
5.00%, 6/1/27  14,280 15,009
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  4,055 4,127
Tobacco Settlement Fin., Series A, 5.00%, 6/1/28  1,535 1,603
52,440
NEW YORK  5.2%
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51
(Tender 9/1/26)  1,250 1,214
Long Island Power Auth., Series B, VRDN, 3.00%, 9/1/49
(Tender 9/1/29)  6,900 6,778
New York City, Series A, GO, 5.00%, 8/1/30  2,500 2,784
New York City, Series C, GO, 5.00%, 8/1/27  3,000 3,167
New York City, Series E, GO, 5.00%, 8/1/29  5,000 5,478
New York City, Series F-1, GO, 5.00%, 8/1/28  1,000 1,076
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  1,925 1,936
New York City Housing Dev., Sustainable Development Bonds,
Series F-2, VRDN, 3.40%, 11/1/64 (Tender 1/2/29)  2,000 1,995
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,217
New York City Transitional Fin. Auth., Future Tax Secured,
Series D, 5.00%, 11/1/27  4,130 4,376
New York City Transitional Fin. Auth., Future Tax Secured,
Series G-1, 5.00%, 5/1/28  4,500 4,811

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York State Dormitory Auth., Series B, 5.00%, 3/15/30  2,750 3,061
New York State Housing Fin. Agency, Street Housing Revenue
Bonds, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  1,100 1,108
New York State Housing Fin. Agency, Sustainability Bonds,
VRDN, 3.80%, 11/1/62 (Tender 5/1/29)  5,400 5,414
New York State Housing Fin. Agency, Sustainability Bonds,
Series B-2, VRDN, 3.35%, 12/15/54 (Tender 12/15/29)  2,000 2,005
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 865 866
New York Transportation Dev., Delta Air Lines LaGuardia
Airport, 5.00%, 1/1/27 (1) 7,000 7,180
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 7,300 7,627
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 2,350 2,440
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/28 (1) 7,675 8,122
72,655
NORTH CAROLINA  3.8%
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/28  650 697
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/29  800 873
Charlotte City, Government Facilities, Series B, COP, 5.00%,
6/1/30  850 944
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  7,000 7,761
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/50
(Tender 12/1/28)  11,720 12,540
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  11,110 11,297
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/25  265 265
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/26  490 495
North Carolina Medical Care Commission, Lutheran Services,
5.00%, 3/1/27  485 495
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  125 126
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/27  1,100 1,147
North Carolina Turnpike Auth., Monore Expressway System,
5.00%, 1/1/28  1,600 1,703
North Carolina, Public Improvement, Series A, GO, 5.00%,
6/1/31  1,500 1,605

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Raleigh City, Combined Enterprise System Revenue,
Series 2023, 5.00%, 9/1/26  950 984
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/27 (1) 1,400 1,452
Wake County, Series 2021, GO, 5.00%, 4/1/29  5,000 5,458
Wake County, Series B, GO, 5.00%, 5/1/29  5,000 5,466
53,308
OHIO  1.2%
Allen County Hosp. Fac. Revenue, Series A, 5.00%, 8/1/30  4,260 4,503
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 151
Ohio Hosp. Fac., Cleveland Clinic Health, Series C, VRDN,
2.75%, 1/1/52 (Tender 5/1/28)  1,850 1,820
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/26  7,000 7,210
Ohio Water Dev. Auth. Water Pollution Control Loan Fund,
Series A, 5.00%, 6/1/27  3,000 3,157
16,841
OKLAHOMA  0.1%
Univ. of Oklahoma, Series A, 5.00%, 7/1/27 (5) 700 738
Univ. of Oklahoma, Series A, 5.00%, 7/1/28 (5) 1,025 1,100
1,838
OREGON  0.9%
Port of Portland, Airport Revenue, Series 24B, 5.00%,
7/1/28 (1) 2,240 2,301
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/28 (1) 3,330 3,508
Port of Portland, Airport Revenue, Series 28, 5.00%, 7/1/29 (1) 6,455 6,874
12,683
PENNSYLVANIA  1.3%
Allegheny County Airport Auth., Series A, 5.00%, 1/1/29 (1)(3) 1,400 1,479
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 501
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 561
Bucks County IDA, 5.00%, 7/1/25  350 350
Bucks County IDA, 5.00%, 7/1/26  450 451
Bucks County IDA, 5.00%, 7/1/27  475 488
Butler County Hosp. Auth., 5.00%, 7/1/25  705 705
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/30  5,000 5,571
Pennsylvania Commonwealth, BID Group, GO, 5.00%, 8/15/31  5,000 5,654
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (3) 2,500 2,577
18,337

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  6.3%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (9) 6,800 7,145
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (9) 5,000 5,280
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (9) 1,250 1,302
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  19,435 20,326
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  11,740 12,647
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  5,581 6,230
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/27  450 466
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control
Fac. Fin. Auth., 5.00%, 7/1/29  850 901
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 13,859
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,839
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  7,000 5,608
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  6,535 4,829
87,432
RHODE ISLAND  0.1%
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  415 416
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  450 453
869
SOUTH CAROLINA  1.1%
Patriots Energy Group Fin. Agency, Series B-1, VRDN, 5.25%,
2/1/54 (Tender 3/1/31)  1,585 1,710
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  5,010 5,062
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,340 1,414
South Carolina Public Service Auth., Series A, 5.00%, 12/1/28  4,700 4,719
South Carolina Public Service Auth., Series B, 5.00%,
12/1/30 (10) 500 554
South Carolina Public Service Auth., Series B, 5.00%,
12/1/31 (10) 700 786

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,837
16,082
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,012
1,012
TENNESSEE  1.0%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,570 1,657
Metropolitan Gov't. of Nashville & Davidson County Health &
Ed. Fac. Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,755 7,457
Metropolitan Gov't. of Nashville & Davidson County Health
& Ed. Fac. Board, Vanderbilt Univ. Medical Center, Series A,
5.00%, 7/1/28  3,175 3,388
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/27 (1) 690 717
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 1,000 1,052
14,271
TEXAS  9.8%
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,783
Austin Airport System, Series A, 5.00%, 11/15/26  545 566
Austin Airport System, Series B, 5.00%, 11/15/28 (1) 2,255 2,383
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,227
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,512
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,755 1,771
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,163
Board of Regents of the Univ. of Texas System, Series A,
5.00%, 8/15/29  2,500 2,744
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,646
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,726
Central Texas Regional Mobility Auth., Series B, 5.00%, 1/1/29  1,250 1,344
Central Texas Turnpike System, Series C, 5.00%, 8/15/31  3,500 3,918
Cypress-Fairbanks Independent School Dist., GO, 5.00%,
2/15/30  7,000 7,743
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/28  1,000 1,078
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,020
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,018
Harris County, GO, 5.00%, 9/15/29  1,370 1,504
Harris County, Series A, GO, 5.00%, 9/15/29  1,790 1,965
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  11,705 12,093
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/26)  1,500 1,550

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., Series B, 5.00%, 7/1/31  7,000 7,816
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,148
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
Series A, 5.00%, 10/1/29  3,250 3,547
Harris County Cultural Ed. Fac. Fin., Thermal Energy, 5.00%,
11/15/31  2,440 2,545
Houston Airport System Revenue, Series A, 5.00%, 7/1/29 (1) 2,130 2,268
Houston Combined Utility System Revenue, Series A, Zero
Coupon, 12/1/25 (3)(6) 6,000 5,866
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/27  2,500 2,648
Houston Combined Utility System Revenue, First Lien,
Series A, 5.00%, 11/15/29  1,500 1,642
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 700 700
Lower Colorado River Auth., Series A, 5.00%, 5/15/28 (3) 1,500 1,603
Midland Independent School Dist., GO, 5.00%, 2/15/30  1,500 1,654
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/26  1,800 1,833
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  1,000 1,041
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(9) 500 491
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series B, VRDN, 1.10%, 8/1/50  1,800 1,800
Tarrant County Cultural Ed. Fac. Fin., Baylor Scott & White
Health Project, Series E, VRDN, 5.00%, 11/15/52 (Tender
5/15/26)  3,260 3,323
Texas A&M Univ., Series A, 5.00%, 5/15/27  2,000 2,100
Texas A&M Univ., Series A, 5.00%, 5/15/28  1,000 1,071
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  6,745 6,982
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25  2,500 2,534
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/27  4,285 4,442
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  5,100 5,432
Texas Transportation Commission, GO, 5.00%, 4/1/28  9,000 9,624
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  6,150 6,427
Texas Water Financial Assistance, Economically Distressed
Areas Program, Series C, GO, 5.00%, 8/1/28  3,345 3,594
136,885
UTAH  1.7%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,040
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,089
Intermountain Power Agency, Series A, 5.00%, 7/1/28  3,750 3,981

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,108
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/29 (1) 2,000 2,101
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/26 (1) 3,960 4,061
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 5,080 5,276
Salt Lake City Airport, Series A, 5.00%, 7/1/29 (1) 2,000 2,135
Vineyard Redev. Agency, 5.00%, 5/1/27 (3) 615 642
24,433
VIRGINIA  6.4%
Arlington County IDA, Park Shirlington Apartments, Series A,
5.00%, 1/1/26  2,325 2,366
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  7,500 8,124
Fairfax County, Series A, GO, 5.00%, 10/1/29  2,930 3,071
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  5,670 5,950
Fairfax County IDA, Inova Health System, 5.00%, 5/15/32  5,000 5,661
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  5,000 5,448
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  1,125 1,170
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,754
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/27  3,425 3,638
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/28  3,260 3,531
Hampton Roads Sanitation Dist., Series A, 5.00%, 11/1/29  1,000 1,103
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (4) 4,335 4,473
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, BAN, 5.00%, 7/1/26 (6) 4,850 4,992
Loudoun County, Series B, GO, 5.00%, 12/1/26  3,215 3,349
Louisa IDA, Series A, VRDN, 3.65%, 11/1/35 (Tender 10/1/27)  2,860 2,901
Virginia College Building Auth., 4.00%, 2/1/29  6,065 6,193
Virginia College Building Auth., Series A, 5.00%, 2/1/27  5,000 5,225
Virginia Housing Dev. Auth., Series E, 3.00%, 4/1/29  3,000 2,981
Virginia Housing Dev. Auth., Series H, 3.625%, 6/1/29  2,000 2,001
Virginia Housing Dev. Auth. Commonwealth Mortgage Bonds,
Series F, VRDN, 3.625%, 7/1/55 (Tender 4/1/26)  3,570 3,571
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,007
Virginia Small Business Fin. Auth., Senior Lien, 4.00%,
1/1/30 (1) 3,250 3,281
Wise County IDA, Virginia Electric & Power, Series A, VRDN,
3.80%, 11/1/40 (Tender 5/28/27)  3,000 3,042
88,832
WASHINGTON  3.2%
Energy Northwest, Series A, 5.00%, 7/1/27  5,120 5,265

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Energy Northwest, Series A, 5.00%, 7/1/28  2,940 3,159
Energy Northwest, Series A, 5.00%, 7/1/30  2,000 2,221
Energy Northwest, Project 1, Series B, 5.00%, 7/1/27  3,500 3,687
Port of Seattle, Series B, 5.00%, 7/1/29 (1) 6,150 6,549
Port of Seattle, Series C, 5.00%, 8/1/28 (1) 3,000 3,159
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,166
Washington, Series C, GO, 5.00%, 2/1/28  5,000 5,330
Washington, Series D, GO, 5.00%, 2/1/32  5,000 5,187
Washington, Motor Vehicle Fuel Tax, Series R, GO, 5.00%,
7/1/30  4,975 5,538
44,261
WISCONSIN  0.6%
Univ. of Wisconsin Hosp., & Clinics Auth., Series C, VRDN,
1.30%, 4/1/54  1,100 1,100
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  3,500 3,768
Wisconsin Housing & Economic Dev. Auth., Home Ownership
Revenue, Series C, 3.25%, 3/1/28  2,850 2,852
7,720
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.41% (11)(12) 1 1
Total Short-Term Investments (Cost $1) 1
Total Investments in Securities
99.0% of Net Assets
(Cost $1,373,650) $ 1,383,771
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by National Public Finance Guarantee Corporation
(3) Insured by Assured Guaranty Municipal Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by Build America Mutual Assurance Company
(6) Escrowed to maturity
(7) Insured by Assured Guaranty Corporation
(8) Insured by Financial Guaranty Insurance Company
(9) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $14,218 and represents 1.0% of net assets.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(10) When-issued security
(11) Seven-day yield
(12) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended February 28, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.41% $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
2/29/24
Purchase
Cost
Sales
Cost
Value
2/28/25
T. Rowe Price Government
Reserve Fund, 4.41% $ 1  ¤  ¤ $ 1^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,373,650) $ 1,383,771
Interest receivable 14,935
Receivable for investment securities sold 2,287
Receivable for shares sold 316
Cash 20
Other assets 51
Total assets 1,401,380
Liabilities
Payable for investment securities purchased 1,636
Payable for shares redeemed 1,360
Investment management fees payable 214
Due to affiliates 38
Payable to directors 1
Other liabilities 516
Total liabilities 3,765
Commitments and Contingent Liabilities (note 6)
NET ASSETS $ 1,397,615

T. ROWE PRICE Tax-Free Short-Intermediate Fund
February 28, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (38,864)
Paid-in capital applicable to 254,136,893 shares of $0.01
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,436,479
NET ASSETS $ 1,397,615
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $689,494; Shares outstanding: 125,409,297) $ 5.50
Advisor Class
(Net assets: $1,047; Shares outstanding: 190,916) $ 5.48
I Class
(Net assets: $707,074; Shares outstanding: 128,536,680) $ 5.50

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
2/28/25
Investment Income (Loss)
Interest income $ 44,885
Expenses
Investment management 4,233
Shareholder servicing
Investor Class $ 1,068
Advisor Class 3
I Class 93 1,164
Rule 12b-1 fees
Advisor Class 3
Prospectus and shareholder reports
Investor Class 49
I Class 20 69
Custody and accounting 217
Registration 93
Legal and audit 36
Directors 5
Miscellaneous 17
Total expenses 5,837
Net investment income 39,048
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,527)
Futures (41)
Net realized loss (6,568)
Change in net unrealized gain / loss on securities 14,311
Net realized and unrealized gain / loss 7,743
INCREASE IN NET ASSETS FROM OPERATIONS $ 46,791

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 39,048 $ 36,317
Net realized loss (6,568) (16,616)
Change in net unrealized gain / loss 14,311 41,015
Increase in net assets from operations 46,791 60,716
Distributions to shareholders
Net earnings
Investor Class (18,523) (16,936)
Advisor Class (22) (39)
I Class (20,358) (19,215)
Decrease in net assets from distributions (38,903) (36,190)
Capital share transactions
*
Shares sold
Investor Class 132,568 127,074
Advisor Class 356 593
I Class 119,158 148,014
Distributions reinvested
Investor Class 16,185 14,729
Advisor Class 22 39
I Class 15,723 14,366
Shares redeemed
Investor Class (208,907) (272,099)
Advisor Class (505) (2,037)
I Class (233,430) (303,769)
Decrease in net assets from capital share
transactions (158,830) (273,090)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
2/28/25 2/29/24
Net Assets
Decrease during period (150,942) (248,564)
Beginning of period 1,548,557 1,797,121
End of period $ 1,397,615 $ 1,548,557
*Share information (000s)
Shares sold
Investor Class 24,232 23,516
Advisor Class 65 110
I Class 21,791 27,367
Distributions reinvested
Investor Class 2,961 2,721
Advisor Class 4 7
I Class 2,876 2,653
Shares redeemed
Investor Class (38,221) (50,341)
Advisor Class (92) (381)
I Class (42,720) (56,191)
Decrease in shares outstanding (29,104) (50,539)

T. ROWE PRICE Tax-Free Short-Intermediate Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Tax-Free Short-Intermediate Fund, Inc. (the fund) is a diversified, open-
end management investment company established by the corporation. The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities. The fund has three classes of shares: the Tax-Free Short-Intermediate Fund,
Inc. (Investor Class), the Tax-Free Short-Intermediate Fund–Advisor Class
(Advisor Class) and the Tax-Free Short-Intermediate Fund–I Class (I Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and
I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported

T. ROWE PRICE Tax-Free Short-Intermediate Fund

on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Tax-Free Short-Intermediate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Tax-Free Short-Intermediate Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended February 28, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 1,383,770 $ — $ 1,383,770
Short-Term Investments 1 — — 1
Total $ 1 $ 1,383,770 $ — $ 1,383,771

T. ROWE PRICE Tax-Free Short-Intermediate Fund

the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. As of February 28,
2025, the fund held no derivative instruments.
The amount of gains and losses on derivative instruments recognized in fund earnings during the year ended February 28, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-
upon price, date, time, and place. The fund currently invests only in exchange-
traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations.
Risks related to the use of futures contracts include possible illiquidity of the
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Interest rate derivatives $ (41)
Total $ (41)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
February 28, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $457,821,000 and
$608,751,000, respectively, for the year ended February 28, 2025.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At February 28, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
February 28,
2025
February 29,
2024
Tax-exempt income $ 38,903 $ 36,190
($000s)
Cost of investments $ 1,373,331
Unrealized appreciation $ 13,475
Unrealized depreciation (3,035)
Net unrealized appreciation (depreciation) $ 10,440

T. ROWE PRICE Tax-Free Short-Intermediate Fund

At February 28, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.20% of the fund’s average daily net assets. The fee is computed daily and paid monthly. Prior to
November 1, 2024, the fee consisted of an individual fund fee, equal to 0.05%
of the fund’s average daily net assets, and a group fee. The group fee rate was calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee was determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2024, the effective annual group fee rate was 0.28%.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the
($000s)
Undistributed ordinary income $ 45
Undistributed tax-exempt income 118
Net unrealized appreciation (depreciation) 10,440
Loss carryforwards and deferrals (49,467)
Total distributable earnings (loss) $ (38,864)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

fund’s Board. Prior to November 1, 2024, the contractual expense limitations for the Investor Class and Advisor Class were 0.69% and 0.94%, respectively.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended February 28, 2025 as indicated in the table below and remain subject to repayment by the fund. At February 28, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended February 28, 2025, expenses incurred pursuant to these service agreements were $119,000 for Price
Associates and $264,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of February 28, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,020,436 shares of the Investor Class, representing less than 1% of the Investor Class's net assets.
Investor
Class
Advisor
Class I Class
Expense limitation/I Class Limit 0.55% 0.80% 0.05%
Expense limitation date 04/30/27 04/30/27 04/30/27
(Waived)/repaid during the period ($000s) $— $—
(1)
$—
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended February 28, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of February 28, 2025.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Tax-Free
Short-Intermediate Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Tax-Free Short-Intermediate Fund,
Inc. (the "Fund") as of February 28, 2025, the related statement of operations for the year ended February 28, 2025, the statement of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the five years in the period ended February 28, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the five years in the period ended February 28, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
April 21, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Tax-Free Short-Intermediate Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 2/28/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $38,710,000 which qualified as exempt-interest dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F56-050 4/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

  (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer
Date	April 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer
Date	April 21, 2025
By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer
Date	April 21, 2025